FAIR VALUE MEASUREMENTS (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 10 — FAIR VALUE MEASUREMENTS
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
Level: 1
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level: 2
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level: 3	Unobservable inputs based on an assessment of the assumptions that market participants would use in pricing the asset or liability.
At September 30, 2021 and December 31, 2020, assets held in the Trust Account were comprised of $175,106,330 and $175,089,531, respectively in a money market fund which is invested in U.S. Treasury Securities. During the three and nine months ended September 30, 2021, the Company did not withdraw any interest income from the Trust Account.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.
Description	Level as of September 30, 2021	September 30, 2021	December 31, 2020
Assets:
Marketable investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$175,106,330	$175,089,531
Liabilities:
Warrant liability – Public Warrants	1	5,131,875	—
Warrant liability – Public Warrants	3	—	14,403,750
Warrant liability – Private Placement Warrants	3	12,095,982	13,659,174
Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement during the nine months ended September 30, 2021 was $5,778,750.
The following table presents the changes in the fair value of Level 3 warrant liabilities:
Fair value as of January 1, 2021	$ 28,062,924
Change in fair value	(10,825,645)
Transfer of Public warrants to level 1	(5,778,750)
Fair value as of March 31, 2021	11,458,529
Change in fair value	1,081,281
Fair value as of June 30, 2021	12,539,810
Change in fair value	(443,828)
Fair value as of September 30, 2021	$12,095,982
The Private Warrants were initially valued using a Modified Black Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement. The Modified Black Scholes model’s primary unobservable input utilized in determining the fair value of the Private Warrants is the expected volatility of the ordinary shares. The expected volatility as of the Initial Public Offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own public warrant pricing. A Monte Carlo simulation methodology was used in estimating the fair value of the Public Warrants for periods where no observable traded price was available, using the same expected volatility as was used in measuring the fair value of the Private Warrants. For periods subsequent to the detachment of the Public Warrants from the Units, the close price of the Public Warrant price was used as the fair value as of each relevant date.
The key inputs into the Black-Scholes-Merton model for the Private Placement Warrants were as follows:
Input	September 30, 2021	December 31, 2020
Risk-free interest rate	0.98%	0.56%
Trading days per year	252	252
Volatility	22.0%	28.0%
Exercise price	$11.50	$11.50
Stock Price	$10.00	$ 9.54

NOTE 10 — FAIR VALUE MEASUREMENTS (Restated)
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on an assessment of the assumptions that market participants would use in pricing the asset or liability.
At December 31, 2020, assets held in the Trust Account were comprised of $175,089,531 in a money market fund which is invested in U.S. Treasury Securities. During the period from August 20, 2020 (inception) through December 31, 2020, the Company did not withdraw any interest income from the Trust Account.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.
Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$175,089,531
Liabilities:
Warrant liability – Public Warrants	3	14,403,750
Warrant liability – Private Placement Warrants	3	13,659,174
The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statement of operations.
Initial Measurement
The Company established the initial fair value for the Warrants on November 23, 2020, the date of the Company’s Initial Public Offering, using an Option Pricing Method for the Public Warrants and a Black-Scholes Model for the Private Placement Warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one share of Class A ordinary shares and one-half of one Public Warrant), (ii) the sale of Private Placement Warrants, and (iii) the issuance of Class B ordinary shares, first to the Warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A ordinary shares subject to possible redemption, Class A ordinary shares and Class B ordinary shares based on their relative fair values at the initial measurement date. The Warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs.
The Company estimates the volatility of its ordinary shares warrants based on implied volatility from historical volatility of select peer company’s ordinary shares that matches the expected remaining life of the warrants. The risk- free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The key inputs into the Option Pricing Method for the Public Warrants were as follows at initial measurement:
Input	November 23, 2020 (Initial Measurement)
Risk-free interest rate	0.60%
Trading days per year	252
Expected volatility	28.0%
Exercise price	$11.50
Stock Price	$9.23
The key inputs into the Black-Scholes Model for the Private Placement Warrants were as follows at initial measurement:
Input	November 23, 2020 (Initial Measurement)
Risk-free interest rate	0.60%
Trading days per year	252
Expected volatility	28.0%
Exercise price	$11.50
Stock Price	$9.23
On November 23, 2020, the Private Placement Warrants and Public Warrants were determined to be $1.65 and $1.53 per warrant, respectively, for aggregate values of $8.2 million and $12.8 million, respectively.
Subsequent Measurement
As of December 31, 2020, the aggregate values of the Private Placement Warrants and Public Warrants were $13.7 million and $14.4 million, respectively.
The following table presents the changes in the fair value of warrant liabilities:
	Private Placement	Public	Warrant Liabilities
Fair value as of November 23, 2020	$—	$—	$—
Initial measurement on November 23, 2020 (IPO)	11,318,183	11,475,000	22,793,183
Measurement on November 25, 2020 (Over-Allotment)	1,202,726	1,721,250	2,923,976
Change in valuation inputs or other assumptions	1,138,265	1,207,500	2,345,765
Fair value as of December 31, 2020	$13,659,174	$14,403,750	$28,062,924
Level 3 financial liabilities consist of the Warrant liability for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.
There were no transfers between Levels 1, 2 or 3 during the period from November 23, 2020 and December 31, 2020.
The key inputs into the Option Pricing Method for Public Warrants and the Black-Scholes Model for Private Placement Warrants were:
Input	December 31, 2020
Risk-free interest rate	0.56%
Trading days per year	252
Expected volatility	28.0%
Exercise price	$11.50
Stock Price	$9.23